Loss per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		6 Months Ended		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Net loss attributable to the parent		$ (602)
Less: Allocation to participating securities		0
Net loss available to stockholders		(602)
Effect of dilution		0
Diluted net loss available to stockholders		$ (602)
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)		100
Diluted earnings per share:
Effect of dilution (in shares)		0
Weighted average number of common shares outstanding adjusted for the effects of dilution (in shares)		100
Basic loss per share (in dollars per share)		$ (6.02)
Diluted loss per share (in dollars per share)		$ (6.02)
Predecessor
Income Tax [Line Items]
Net loss attributable to the parent			$ (3,881)	$ (2,973)	$ (181)
Less: Allocation to participating securities			0	0	0
Net loss available to stockholders			(3,881)	(2,973)	(181)
Effect of dilution			0	0	0
Diluted net loss available to stockholders			$ (3,881)	$ (2,973)	$ (181)
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)			504	505	501
Diluted earnings per share:
Effect of dilution (in shares)			0	0	0
Weighted average number of common shares outstanding adjusted for the effects of dilution (in shares)			504	505	501
Basic loss per share (in dollars per share)	$ (7.71)		$ (7.71)	$ (5.89)	$ (0.36)
Diluted loss per share (in dollars per share)	$ (7.71)		$ (7.71)	$ (5.89)	$ (0.36)